RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Salary and Compensation	$ 35	$ 38	$ 38
Stock-based compensation	1,708	671	3,357
Total	2,183	1,141	3,987
Directors [Member]
Statement [Line Items]
Salary and Compensation	0	0	157
Short-term employee benefits	2	2	2
Stock-based compensation	1,708	671	3,357
Total	$ 1,710	$ 673	$ 3,516